Nationwide Risk-Managed Income ETF
Schedule of Investments
May 31, 2020 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 103.1%
	Communication Services - 21.4%
4,388	Activision Blizzard, Inc.	$315,848
1,534	Alphabet, Inc. - Class A (a)	2,199,020
1,534	Alphabet, Inc. - Class C (a)	2,191,963
1,520	Baidu, Inc. - ADR (a)	161,956
1,239	Charter Communications, Inc. - Class A (a)	674,016
26,653	Comcast Corporation - Class A	1,055,459
1,642	Electronic Arts, Inc. (a)	201,769
10,670	Facebook, Inc. - Class A (a)	2,401,709
2,036	Fox Corporation - Class A	59,390
1,520	Fox Corporation - Class B	43,746
993	Liberty Global plc - Class A (a)	21,091
2,489	Liberty Global plc - Class C (a)	51,348
394	NetEase, Inc. - ADR	150,863
2,532	Netflix, Inc. (a)	1,062,757
25,562	Sirius XM Holdings, Inc.	148,771
632	Take-Two Interactive Software, Inc. (a)	86,059
6,938	T-Mobile US, Inc. (a)	694,078
		11,519,843
	Consumer Discretionary - 16.9%
2,255	Amazon.com, Inc. (a)	5,507,544
222	Booking Holdings, Inc. (a)	363,951
1,363	Dollar Tree, Inc. (a)	133,397
3,994	eBay, Inc.	181,887
796	Expedia Group, Inc.	63,266
5,398	JD.com, Inc. - ADR (a)	293,273
673	Lululemon Athletica, Inc. (a)	201,964
1,848	Marriott International, Inc. - Class A	163,548
262	MercadoLibre, Inc. (a)	223,138
394	O’Reilly Automotive, Inc. (a)	164,393
2,078	Ross Stores, Inc. (a)	201,483
6,860	Starbucks Corporation	535,011
1,069	Tesla, Inc. (a)	892,615
2,974	Trip.com Group, Ltd. - ADR (a)	79,019
312	Ulta Beauty, Inc. (a)	76,131
		9,080,620
	Consumer Staples - 5.5%
2,571	Costco Wholesale Corporation	793,076
7,066	Kraft Heinz Company	215,301
8,266	Mondelez International, Inc. - Class A	430,824
3,097	Monster Beverage Corporation (a)	222,705
8,125	PepsiCo, Inc.	1,068,844
5,168	Walgreens Boots Alliance, Inc.	221,914
		2,952,664
	Health Care - 7.9%
1,281	Alexion Pharmaceuticals, Inc. (a)	153,592
433	Align Technology, Inc. (a)	106,353
3,418	Amgen, Inc.	785,116
1,035	Biogen, Inc. (a)	317,838
993	BioMarin Pharmaceutical, Inc. (a)	105,804
1,806	Cerner Corporation	131,657
516	DexCom, Inc. (a)	195,208
7,386	Gilead Sciences, Inc.	574,852
475	IDEXX Laboratories, Inc. (a)	146,718

836	Illumina, Inc. (a)	303,510
1,239	Incyte Corporation (a)	126,266
632	Intuitive Surgical, Inc. (a)	366,579
636	Regeneron Pharmaceuticals, Inc. (a)	389,747
961	Seattle Genetics, Inc. (a)	151,079
1,445	Vertex Pharmaceuticals, Inc. (a)	416,102
		4,270,421
	Industrials - 2.2%
550	Cintas Corporation	136,378
1,321	Copart, Inc. (a)	118,084
180	CoStar Group, Inc. (a)	118,224
4,477	CSX Corporation	320,464
3,302	Fastenal Company	136,241
1,955	PACCAR, Inc.	144,396
1,445	United Airlines Holdings, Inc. (a)	40,518
918	Verisk Analytics, Inc.	158,520
		1,172,825
	Information Technology - 48.4% (b)
2,776	Adobe, Inc. (a)	1,073,201
6,540	Advanced Micro Devices, Inc. (a)	351,852
2,119	Analog Devices, Inc.	239,341
475	ANSYS, Inc. (a)	134,425
19,658	Apple, Inc.	6,250,065
5,357	Applied Materials, Inc.	300,956
394	ASML Holding NV - ADR	129,827
1,239	Autodesk, Inc. (a)	260,661
2,489	Automatic Data Processing, Inc.	364,614
2,259	Broadcom, Inc.	657,979
1,602	Cadence Design Systems, Inc. (a)	146,247
796	CDW Corporation	88,284
836	Check Point Software Technologies, Ltd. (a)	91,684
24,624	Cisco Systems, Inc.	1,177,520
714	Citrix Systems, Inc.	105,758
3,139	Cognizant Technology Solutions Corporation - Class A	166,367
3,984	Fiserv, Inc. (a)	425,372
24,704	Intel Corporation	1,554,622
1,478	Intuit, Inc.	429,093
877	KLA Corporation	154,317
836	Lam Research Corporation	228,788
1,561	Maxim Integrated Products, Inc.	90,038
1,363	Microchip Technology, Inc.	130,875
6,416	Micron Technology, Inc. (a)	307,391
34,218	Microsoft Corporation	6,270,448
1,321	NetApp, Inc.	58,837
3,441	NVIDIA Corporation	1,221,624
1,602	NXP Semiconductors NV	153,952
2,078	Paychex, Inc.	150,198
6,728	PayPal Holdings, Inc. (a)	1,042,906
6,662	QUALCOMM, Inc.	538,823
918	Skyworks Solutions, Inc.	108,820
836	Splunk, Inc. (a)	155,362
836	Synopsys, Inc. (a)	151,241
5,439	Texas Instruments, Inc.	645,827
673	VeriSign, Inc. (a)	147,394
1,683	Western Digital Corporation	74,675
918	Workday, Inc. - Class A (a)	168,389
1,404	Xilinx, Inc.	129,098
950	Zoom Video Communications, Inc. - Class A (a)	170,506
		26,047,377

	Utilities - 0.8%
5,602	Exelon Corporation		214,613
3,097	Xcel Energy, Inc.		201,398
			416,011
	TOTAL COMMON STOCKS (Cost $49,608,049)		55,459,761

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 0.2%
58	Nasdaq 100 Index Put, Expiration: 06/20/2020, Exercise Price: $8,300.00	55,422,074	112,230
	TOTAL PURCHASED OPTIONS (Cost $750,805)		112,230

Shares	SHORT-TERM INVESTMENTS - 1.4%
	Money Market Funds - 1.4%
774,996	Invesco Government & Agency Portfolio - Institutional Class, 0.12% (d)		774,996
	TOTAL SHORT-TERM INVESTMENTS (Cost $774,996)		774,996

	Total Investments (Cost $51,133,850) - 104.7%		56,346,987
	Liabilities in Excess of Other Assets - (4.7)%		(2,533,637)
	TOTAL NET ASSETS - 100.0%		$53,813,350

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Risk-Managed Income ETF
Schedule of Written Options
May 31, 2020 (Unaudited)

Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (4.7)%
		Call Options - (4.7)%
58		Nasdaq 100 Index Call, Expiration: 06/20/2020, Exercise Price: $9,250.00	$(55,422,074)	$(2,548,810)
		TOTAL WRITTEN OPTIONS (Premiums Received $1,443,629)		$(2,548,810)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Nationwide Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$55,459,761	$-	$-	$55,459,761
Purchased Options	-	112,230	-	112,230
Short-Term Investments	774,996	-	-	774,996
Total Investments in Securities	$56,234,757	$112,230	$-	$56,346,987

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$-	$(2,548,810)	$-	$(2,548,810)
Total Written Options	$-	$(2,548,810)	$-	$(2,548,810)

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.